CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,756,166	35,540,392
Ordinary shares, shares outstanding	34,473,070	34,437,296
Treasury shares	1,103,096	1,103,096